Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DoubleLine Funds Trust
Entity Central Index Key	0001480207
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Total Return Bond Fund
Class Name	Class I
Trading Symbol	DBLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Total Return Bond Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Total Return Bond Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.88% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s overweight relative to the benchmark to securitized credit, including non-Agency mortgage-backed securities, contributed to Fund performance, as the securitized credit allocation benefited from spread compression. The Fund’s allocation to asset-backed securities also generated strong returns. The Fund’s allocation to U.S. government securities detracted from performance due to duration differences between the Fund and benchmark.
POSITIONING
The Fund maintained a high credit quality, with 68.9% of the portfolio allocated to AAA-rated and U.S. government-guaranteed assets. The Fund rotated up in quality in the period, reinvesting cash from maturing positions into higher-rated bonds. The Fund’s average duration was modestly shorter than that of the benchmark, and the Fund’s average credit quality was A+.

Top Contributors
↑	Non-Agency Residential Mortgage-Backed Securities
↑	Non-Agency Commercial Mortgage-Backed Securities
↑	Asset-Backed Securities

Top Detractors
↓	U.S. Government Securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	6.58	0.60	1.63
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 30,109,923,877
Holdings Count | $ / shares	2,984
Advisory Fees Paid, Amount	$ 121,112,204
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$30,109,923,877
Number of Holdings	2,984
Total Advisory Fees Paid	$121,112,204
Portfolio Turnover	33%
Effective Duration	5.72 years
Weighted Average Life	6.10 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	66.4%
AA	2.1%
A	4.8%
BBB	5.7%
BB	1.2%
B and Below	7.4%
Not Rated	9.8%
Other	2.6%

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	50.5%
Non-Agency Residential Collateralized Mortgage Obligations	24.6%
Non-Agency Commercial Mortgage Backed Obligations	8.1%
Asset Backed Obligations	5.8%
Collateralized Loan Obligations	4.7%
US Government and Agency Obligations	3.3%
Short Term Investments	2.5%
Futures Contracts	0.3%
Cash & Other	0.2%
[1]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Total Return Bond Fund
Class Name	Class N
Trading Symbol	DLTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Total Return Bond Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Total Return Bond Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.88% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s overweight relative to the benchmark to securitized credit, including non-Agency mortgage-backed securities, contributed to Fund performance, as the securitized credit allocation benefited from spread compression. The Fund’s allocation to asset-backed securities also generated strong returns. The Fund’s allocation to U.S. government securities detracted from performance due to duration differences between the Fund and benchmark.
POSITIONING
The Fund maintained a high credit quality, with 68.9% of the portfolio allocated to AAA-rated and U.S. government-guaranteed assets. The Fund rotated up in quality in the period, reinvesting cash from maturing positions into higher-rated bonds. The Fund’s average duration was modestly shorter than that of the benchmark, and the Fund’s average credit quality was A+.

Top Contributors
↑	Non-Agency Residential Mortgage-Backed Securities
↑	Non-Agency Commercial Mortgage-Backed Securities
↑	Asset-Backed Securities

Top Detractors
↓	U.S. Government Securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	6.19	0.32	1.36
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 30,109,923,877
Holdings Count | $ / shares	2,984
Advisory Fees Paid, Amount	$ 121,112,204
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$30,109,923,877
Number of Holdings	2,984
Total Advisory Fees Paid	$121,112,204
Portfolio Turnover	33%
Effective Duration	5.72 years
Weighted Average Life	6.10 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	66.4%
AA	2.1%
A	4.8%
BBB	5.7%
BB	1.2%
B and Below	7.4%
Not Rated	9.8%
Other	2.6%

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	50.5%
Non-Agency Residential Collateralized Mortgage Obligations	24.6%
Non-Agency Commercial Mortgage Backed Obligations	8.1%
Asset Backed Obligations	5.8%
Collateralized Loan Obligations	4.7%
US Government and Agency Obligations	3.3%
Short Term Investments	2.5%
Futures Contracts	0.3%
Cash & Other	0.2%
[2]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class R6
Shareholder Report [Line Items]
Fund Name	DoubleLine Total Return Bond Fund
Class Name	Class R6
Trading Symbol	DDTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Total Return Bond Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Total Return Bond Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.88% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s overweight relative to the benchmark to securitized credit, including non-Agency mortgage-backed securities, contributed to Fund performance, as the securitized credit allocation benefited from spread compression. The Fund’s allocation to asset-backed securities also generated strong returns. The Fund’s allocation to U.S. government securities detracted from performance due to duration differences between the Fund and benchmark.
POSITIONING
The Fund maintained a high credit quality, with 68.9% of the portfolio allocated to AAA-rated and U.S. government-guaranteed assets. The Fund rotated up in quality in the period, reinvesting cash from maturing positions into higher-rated bonds. The Fund’s average duration was modestly shorter than that of the benchmark, and the Fund’s average credit quality was A+.

Top Contributors
↑	Non-Agency Residential Mortgage-Backed Securities
↑	Non-Agency Commercial Mortgage-Backed Securities
↑	Asset-Backed Securities

Top Detractors
↓	U.S. Government Securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Class R6 (without sales charge)	6.53	0.65	0.67
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	0.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 30,109,923,877
Holdings Count | $ / shares	2,984
Advisory Fees Paid, Amount	$ 121,112,204
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$30,109,923,877
Number of Holdings	2,984
Total Advisory Fees Paid	$121,112,204
Portfolio Turnover	33%
Effective Duration	5.72 years
Weighted Average Life	6.10 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	66.4%
AA	2.1%
A	4.8%
BBB	5.7%
BB	1.2%
B and Below	7.4%
Not Rated	9.8%
Other	2.6%

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	50.5%
Non-Agency Residential Collateralized Mortgage Obligations	24.6%
Non-Agency Commercial Mortgage Backed Obligations	8.1%
Asset Backed Obligations	5.8%
Collateralized Loan Obligations	4.7%
US Government and Agency Obligations	3.3%
Short Term Investments	2.5%
Futures Contracts	0.3%
Cash & Other	0.2%
[3]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Core Fixed Income Fund
Class Name	Class I
Trading Symbol	DBLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Core Fixed Income Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Core Fixed Income Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.88% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
Fund performance was driven primarily by the Fund’s overweight relative to the benchmark to credit, including bank loans, emerging markets fixed income and high yield credit, which benefited from credit spread compression. The Fund’s collateralized loan obligation allocation also generated strong returns. The Fund’s allocation to U.S. government securities detracted from performance due to duration differences between the Fund and benchmark.
POSITIONING
The Fund invested in high-credit-quality U.S. government-guaranteed and credit assets. The Fund rotated up in credit quality during the period, reinvesting cash from maturing positions into higher-rated bonds. The Fund maintained an average duration modestly shorter than that of the benchmark, and the Fund’s average credit quality was A-.

Top Contributors
↑	Bank Loans
↑	Emerging Markets Fixed Income
↑	High Yield Credit
↑	Collateralized Loan Obligations

Top Detractors
↓	U.S. Government Securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	5.96	1.34	1.84
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 6,693,785,372
Holdings Count | $ / shares	1,593
Advisory Fees Paid, Amount	$ 24,605,023
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,693,785,372
Number of Holdings	1,593
Total Advisory Fees Paid	$24,605,023
Portfolio Turnover	64%
Effective Duration	5.88 years
Weighted Average Life	6.72 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	51.6%
AA	3.3%
A	8.2%
BBB	18.1%
BB	5.0%
B and Below	8.3%
Not Rated	3.5%
Other	2.0%

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	22.9%
US Government and Agency Obligations	16.9%
Corporate Bonds	15.2%
Non-Agency Residential Collateralized Mortgage Obligations	10.4%
Short Term Investments	7.4%
Affiliated Mutual Funds	6.4%
Foreign Corporate Bonds	5.5%
Non-Agency Commercial Mortgage Backed Obligations	4.9%
Asset Backed Obligations	3.1%
Cash & Other	7.3%
[4]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Core Fixed Income Fund
Class Name	Class N
Trading Symbol	DLFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Core Fixed Income Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Core Fixed Income Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.88% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
Fund performance was driven primarily by the Fund’s overweight relative to the benchmark to credit, including bank loans, emerging markets fixed income and high yield credit, which benefited from credit spread compression. The Fund’s collateralized loan obligation allocation also generated strong returns. The Fund’s allocation to U.S. government securities detracted from performance due to duration differences between the Fund and benchmark.
POSITIONING
The Fund invested in high-credit-quality U.S. government-guaranteed and credit assets. The Fund rotated up in credit quality during the period, reinvesting cash from maturing positions into higher-rated bonds. The Fund maintained an average duration modestly shorter than that of the benchmark, and the Fund’s average credit quality was A-.

Top Contributors
↑	Bank Loans
↑	Emerging Markets Fixed Income
↑	High Yield Credit
↑	Collateralized Loan Obligations

Top Detractors
↓	U.S. Government Securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	5.69	1.11	1.59
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 6,693,785,372
Holdings Count | $ / shares	1,593
Advisory Fees Paid, Amount	$ 24,605,023
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,693,785,372
Number of Holdings	1,593
Total Advisory Fees Paid	$24,605,023
Portfolio Turnover	64%
Effective Duration	5.88 years
Weighted Average Life	6.72 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	51.6%
AA	3.3%
A	8.2%
BBB	18.1%
BB	5.0%
B and Below	8.3%
Not Rated	3.5%
Other	2.0%

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	22.9%
US Government and Agency Obligations	16.9%
Corporate Bonds	15.2%
Non-Agency Residential Collateralized Mortgage Obligations	10.4%
Short Term Investments	7.4%
Affiliated Mutual Funds	6.4%
Foreign Corporate Bonds	5.5%
Non-Agency Commercial Mortgage Backed Obligations	4.9%
Asset Backed Obligations	3.1%
Cash & Other	7.3%
[5]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class R6
Shareholder Report [Line Items]
Fund Name	DoubleLine Core Fixed Income Fund
Class Name	Class R6
Trading Symbol	DDCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Core Fixed Income Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Core Fixed Income Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.88% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
Fund performance was driven primarily by the Fund’s overweight relative to the benchmark to credit, including bank loans, emerging markets fixed income and high yield credit, which benefited from credit spread compression. The Fund’s collateralized loan obligation allocation also generated strong returns. The Fund’s allocation to U.S. government securities detracted from performance due to duration differences between the Fund and benchmark.
POSITIONING
The Fund invested in high-credit-quality U.S. government-guaranteed and credit assets. The Fund rotated up in credit quality during the period, reinvesting cash from maturing positions into higher-rated bonds. The Fund maintained an average duration modestly shorter than that of the benchmark, and the Fund’s average credit quality was A-.

Top Contributors
↑	Bank Loans
↑	Emerging Markets Fixed Income
↑	High Yield Credit
↑	Collateralized Loan Obligations

Top Detractors
↓	U.S. Government Securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Class R6 (without sales charge)	6.01	1.40	0.92
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	0.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 6,693,785,372
Holdings Count | $ / shares	1,593
Advisory Fees Paid, Amount	$ 24,605,023
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,693,785,372
Number of Holdings	1,593
Total Advisory Fees Paid	$24,605,023
Portfolio Turnover	64%
Effective Duration	5.88 years
Weighted Average Life	6.72 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	51.6%
AA	3.3%
A	8.2%
BBB	18.1%
BB	5.0%
B and Below	8.3%
Not Rated	3.5%
Other	2.0%

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	22.9%
US Government and Agency Obligations	16.9%
Corporate Bonds	15.2%
Non-Agency Residential Collateralized Mortgage Obligations	10.4%
Short Term Investments	7.4%
Affiliated Mutual Funds	6.4%
Foreign Corporate Bonds	5.5%
Non-Agency Commercial Mortgage Backed Obligations	4.9%
Asset Backed Obligations	3.1%
Cash & Other	7.3%
[6]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Emerging Markets Fixed Income Fund
Class Name	Class I
Trading Symbol	DBLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Emerging Markets Fixed Income Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Emerging Markets Fixed Income Fund outperformed the benchmark J.P. Morgan Emerging Markets Bond Global Diversified Index return of 6.75% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s overweight to emerging markets (EM) corporates and, in terms of regional allocation, to Colombia and India relative to the benchmark contributed to performance. The Fund’s allocation to long-duration EM sovereigns, underweight to Argentina and overweight to Mexico detracted from performance.
POSITIONING
The Fund maintained a shorter duration than that of the benchmark. The Fund was overweight emerging markets corporates relative to the benchmark and, in terms of regional allocation, was overweight Latin America and underweight Europe.

Top Contributors
↑	Emerging Markets Corporates
↑	Colombia Exposure
↑	India Exposure

Top Detractors
↓	Long-Duration Sovereign Exposure
↓	Argentina Exposure
↓	Mexico Exposure

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	7.29	5.55	3.52
J.P. Morgan Emerging Markets Bond Global Diversified Index	6.75	3.49	3.16
Bloomberg Global Aggregate Bond Index	3.04	-1.38	0.61

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 420,907,008
Holdings Count | $ / shares	154
Advisory Fees Paid, Amount	$ 3,367,526
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$420,907,008
Number of Holdings	154
Total Advisory Fees Paid	$3,367,526
Portfolio Turnover	47%

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AA	0.9%
A	4.7%
BBB	48.2%
BB	36.6%
B and Below	7.3%
Not Rated	0.6%
Other	1.7%

Top Ten Holdings	(% of Net Assets)
Banco Internacional del Peru SAA Interbank, 4.00%, 07/08/2030	2.9%
Oversea-Chinese Banking Corp. Ltd., 1.83%, 09/10/2030	2.2%
Chile Electricity PEC SpA, 01/25/2028	2.2%
Guara Norte Sarl, 5.20%, 06/15/2034	2.1%
Banco Industrial SA/Guatemala, 4.88%, 01/29/2031	2.0%
MV24 Capital BV, 6.75%, 06/01/2034	2.0%
Prumo Participacoes e Investimentos S/A, 7.50%, 12/31/2031	2.0%
Banco de Credito del Peru SA, 3.13%, 07/01/2030	1.9%
Mexico Government International Bond, 4.40%, 02/12/2052	1.8%
Cosan Overseas Ltd., 8.25%, 05/05/2025	1.7%
[7]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Emerging Markets Fixed Income Fund
Class Name	Class N
Trading Symbol	DLENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Emerging Markets Fixed Income Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$122	1.18%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Emerging Markets Fixed Income Fund outperformed the benchmark J.P. Morgan Emerging Markets Bond Global Diversified Index return of 6.75% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s overweight to emerging markets (EM) corporates and, in terms of regional allocation, to Colombia and India relative to the benchmark contributed to performance. The Fund’s allocation to long-duration EM sovereigns, underweight to Argentina and overweight to Mexico detracted from performance.
POSITIONING
The Fund maintained a shorter duration than that of the benchmark. The Fund was overweight emerging markets corporates relative to the benchmark and, in terms of regional allocation, was overweight Latin America and underweight Europe.

Top Contributors
↑	Emerging Markets Corporates
↑	Colombia Exposure
↑	India Exposure

Top Detractors
↓	Long-Duration Sovereign Exposure
↓	Argentina Exposure
↓	Mexico Exposure

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	6.90	5.28	3.26
J.P. Morgan Emerging Markets Bond Global Diversified Index	6.75	3.49	3.16
Bloomberg Global Aggregate Bond Index	3.04	-1.38	0.61

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 420,907,008
Holdings Count | $ / shares	154
Advisory Fees Paid, Amount	$ 3,367,526
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$420,907,008
Number of Holdings	154
Total Advisory Fees Paid	$3,367,526
Portfolio Turnover	47%

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AA	0.9%
A	4.7%
BBB	48.2%
BB	36.6%
B and Below	7.3%
Not Rated	0.6%
Other	1.7%

Top Ten Holdings	(% of Net Assets)
Banco Internacional del Peru SAA Interbank, 4.00%, 07/08/2030	2.9%
Oversea-Chinese Banking Corp. Ltd., 1.83%, 09/10/2030	2.2%
Chile Electricity PEC SpA, 01/25/2028	2.2%
Guara Norte Sarl, 5.20%, 06/15/2034	2.1%
Banco Industrial SA/Guatemala, 4.88%, 01/29/2031	2.0%
MV24 Capital BV, 6.75%, 06/01/2034	2.0%
Prumo Participacoes e Investimentos S/A, 7.50%, 12/31/2031	2.0%
Banco de Credito del Peru SA, 3.13%, 07/01/2030	1.9%
Mexico Government International Bond, 4.40%, 02/12/2052	1.8%
Cosan Overseas Ltd., 8.25%, 05/05/2025	1.7%
[8]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Low Duration Bond Fund
Class Name	Class I
Trading Symbol	DBLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Low Duration Bond Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Low Duration Bond Fund outperformed the benchmark ICE BofA 1-3 Year U.S. Treasury Index return of 5.43% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s credit sector allocation contributed to performance, including collateralized loan obligations and asset-backed securities, which benefited from returns that outperformed that of the benchmark. The Fund’s Agency and non-Agency mortgage-backed security allocations also generated healthy returns. The Fund’s allocation to U.S. government securities detracted due to duration differences between the Fund and its benchmark.
POSITIONING
The Fund maintained a high credit quality, with less than 5% in below-investment-grade exposures and around two-thirds in AAA-rated and U.S. government-guaranteed assets. The Fund rotated up in quality during the period, deploying cash from maturities into higher-rated bonds.

Top Contributors
↑	Collateralized Loan Obligations
↑	Asset-Backed Securities
↑	Agency and Non-Agency Mortgage-Backed Securities

Top Detractors
↓	U.S. Government Securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	5.58	3.61	2.53
ICE BofA 1-3 Year U.S. Treasury Index	5.43	1.16	1.50
Bloomberg U.S. Aggregate 1-3 Years Index	5.61	1.50	1.71
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 6,147,599,756
Holdings Count | $ / shares	837
Advisory Fees Paid, Amount	$ 20,391,104
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,147,599,756
Number of Holdings	837
Total Advisory Fees Paid	$20,391,104
Portfolio Turnover	93%
Effective Duration	1.68 years
Weighted Average Life	2.81 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	66.5%
AA	4.6%
A	6.6%
BBB	13.4%
BB	2.1%
B and Below	0.3%
Not Rated	3.0%
Other	3.5%

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	24.2%
Non-Agency Commercial Mortgage Backed Obligations	15.0%
Non-Agency Residential Collateralized Mortgage Obligations	12.8%
Collateralized Loan Obligations	12.0%
Corporate Bonds	11.3%
Asset Backed Obligations	7.5%
Foreign Corporate Bonds	7.0%
US Government and Agency Mortgage Backed Obligations	4.8%
Short Term Investments	3.8%
Cash & Other	1.6%
[9]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Low Duration Bond Fund
Class Name	Class N
Trading Symbol	DLSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Low Duration Bond Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Low Duration Bond Fund outperformed the benchmark ICE BofA 1-3 Year U.S. Treasury Index return of 5.43% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s credit sector allocation contributed to performance, including collateralized loan obligations and asset-backed securities, which benefited from returns that outperformed that of the benchmark. The Fund’s Agency and non-Agency mortgage-backed security allocations also generated healthy returns. The Fund’s allocation to U.S. government securities detracted due to duration differences between the Fund and its benchmark.
POSITIONING
The Fund maintained a high credit quality, with less than 5% in below-investment-grade exposures and around two-thirds in AAA-rated and U.S. government-guaranteed assets. The Fund rotated up in quality during the period, deploying cash from maturities into higher-rated bonds.

Top Contributors
↑	Collateralized Loan Obligations
↑	Asset-Backed Securities
↑	Agency and Non-Agency Mortgage-Backed Securities

Top Detractors
↓	U.S. Government Securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	5.32	3.36	2.27
ICE BofA 1-3 Year U.S. Treasury Index	5.43	1.16	1.50
Bloomberg U.S. Aggregate 1-3 Years Index	5.61	1.50	1.71
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 6,147,599,756
Holdings Count | $ / shares	837
Advisory Fees Paid, Amount	$ 20,391,104
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,147,599,756
Number of Holdings	837
Total Advisory Fees Paid	$20,391,104
Portfolio Turnover	93%
Effective Duration	1.68 years
Weighted Average Life	2.81 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	66.5%
AA	4.6%
A	6.6%
BBB	13.4%
BB	2.1%
B and Below	0.3%
Not Rated	3.0%
Other	3.5%

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	24.2%
Non-Agency Commercial Mortgage Backed Obligations	15.0%
Non-Agency Residential Collateralized Mortgage Obligations	12.8%
Collateralized Loan Obligations	12.0%
Corporate Bonds	11.3%
Asset Backed Obligations	7.5%
Foreign Corporate Bonds	7.0%
US Government and Agency Mortgage Backed Obligations	4.8%
Short Term Investments	3.8%
Cash & Other	1.6%
[10]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class R6
Shareholder Report [Line Items]
Fund Name	DoubleLine Low Duration Bond Fund
Class Name	Class R6
Trading Symbol	DDLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Low Duration Bond Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Low Duration Bond Fund outperformed the benchmark ICE BofA 1-3 Year U.S. Treasury Index return of 5.43% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s credit sector allocation contributed to performance, including collateralized loan obligations and asset-backed securities, which benefited from returns that outperformed that of the benchmark. The Fund’s Agency and non-Agency mortgage-backed security allocations also generated healthy returns. The Fund’s allocation to U.S. government securities detracted due to duration differences between the Fund and its benchmark.
POSITIONING
The Fund maintained a high credit quality, with less than 5% in below-investment-grade exposures and around two-thirds in AAA-rated and U.S. government-guaranteed assets. The Fund rotated up in quality during the period, deploying cash from maturities into higher-rated bonds.

Top Contributors
↑	Collateralized Loan Obligations
↑	Asset-Backed Securities
↑	Agency and Non-Agency Mortgage-Backed Securities

Top Detractors
↓	U.S. Government Securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Class R6 (without sales charge)	5.64	3.65	2.62
ICE BofA 1-3 Year U.S. Treasury Index	5.43	1.16	1.73
Bloomberg U.S. Aggregate 1-3 Years Index	5.61	1.50	1.87
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	0.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 6,147,599,756
Holdings Count | $ / shares	837
Advisory Fees Paid, Amount	$ 20,391,104
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,147,599,756
Number of Holdings	837
Total Advisory Fees Paid	$20,391,104
Portfolio Turnover	93%
Effective Duration	1.68 years
Weighted Average Life	2.81 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	66.5%
AA	4.6%
A	6.6%
BBB	13.4%
BB	2.1%
B and Below	0.3%
Not Rated	3.0%
Other	3.5%

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	24.2%
Non-Agency Commercial Mortgage Backed Obligations	15.0%
Non-Agency Residential Collateralized Mortgage Obligations	12.8%
Collateralized Loan Obligations	12.0%
Corporate Bonds	11.3%
Asset Backed Obligations	7.5%
Foreign Corporate Bonds	7.0%
US Government and Agency Mortgage Backed Obligations	4.8%
Short Term Investments	3.8%
Cash & Other	1.6%
[11]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Floating Rate Fund
Class Name	Class I
Trading Symbol	DBFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Floating Rate Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Floating Rate Fund underperformed the benchmark Morningstar LSTA US Leveraged Loan TR USD Index return of 6.86% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance for the period was driven mainly by interest income, as elevated base rates were supportive of yields for the bank loan asset class. With much of the market trading near par for most of the year, there was limited potential for price appreciation, so Fund performance was supported by avoiding names that traded down. The Fund also participated in an active new-issue market. Contributing to Fund performance were the allocations to software and services and commercial and professional services, which underperformed the benchmark, and the Fund was underweight both sectors relative to the index. Also contributing was the allocation to consumer services, which outperformed the benchmark, and the Fund was overweight the sector. Detracting from Fund performance were the allocations to telecommunications and media and entertainment, which outperformed the benchmark, and the Fund was underweight both sectors. Also detracting were the allocations to household and personal products and materials, which underperformed the benchmark, and the Fund was overweight both sectors.
POSITIONING
The Fund had a large position in loans rated B and a smaller position in higher-quality BBB/BB loans and lower-quality CCC loans. The Fund sought companies that had durable enterprise values with reasonable loan-to-value ratios.

Top Contributors
↑	Software and Services
↑	Commercial and Professional Services
↑	Consumer Services

Top Detractors
↓	Telecommunication Services
↓	Media and Entertainment
↓	Household and Personal Products
↓	Materials

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	6.12	7.13	3.81
Morningstar LSTA US Leveraged Loan TR USD Index	6.86	8.96	4.98
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 152,547,213
Holdings Count | $ / shares	332
Advisory Fees Paid, Amount	$ 869,848
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$152,547,213
Number of Holdings	332
Total Advisory Fees Paid	$869,848
Portfolio Turnover	65%
Effective Duration	0.26 years
Weighted Average Life	4.63 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	3.6%
A	1.3%
BBB	4.1%
BB	25.1%
B and Below	59.3%
Not Rated	2.4%
Other	4.2%

Sector Breakdown	(% of Net Assets)
Bank Loans	87.0%
Corporate Bonds	5.1%
Collateralized Loan Obligations	3.3%
Short Term Investments	1.2%
Foreign Corporate Bonds	0.3%
Common Stocks	0.1%
Cash & Other	3.0%
[12]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Floating Rate Fund
Class Name	Class N
Trading Symbol	DLFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Floating Rate Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$107	1.04%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Floating Rate Fund underperformed the benchmark Morningstar LSTA US Leveraged Loan TR USD Index return of 6.86% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance for the period was driven mainly by interest income, as elevated base rates were supportive of yields for the bank loan asset class. With much of the market trading near par for most of the year, there was limited potential for price appreciation, so Fund performance was supported by avoiding names that traded down. The Fund also participated in an active new-issue market. Contributing to Fund performance were the allocations to software and services and commercial and professional services, which underperformed the benchmark, and the Fund was underweight both sectors relative to the index. Also contributing was the allocation to consumer services, which outperformed the benchmark, and the Fund was overweight the sector. Detracting from Fund performance were the allocations to telecommunications and media and entertainment, which outperformed the benchmark, and the Fund was underweight both sectors. Also detracting were the allocations to household and personal products and materials, which underperformed the benchmark, and the Fund was overweight both sectors.
POSITIONING
The Fund had a large position in loans rated B and a smaller position in higher-quality BBB/BB loans and lower-quality CCC loans. The Fund sought companies that had durable enterprise values with reasonable loan-to-value ratios.

Top Contributors
↑	Software and Services
↑	Commercial and Professional Services
↑	Consumer Services

Top Detractors
↓	Telecommunication Services
↓	Media and Entertainment
↓	Household and Personal Products
↓	Materials

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	5.84	6.89	3.55
Morningstar LSTA US Leveraged Loan TR USD Index	6.86	8.96	4.98
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 152,547,213
Holdings Count | $ / shares	332
Advisory Fees Paid, Amount	$ 869,848
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$152,547,213
Number of Holdings	332
Total Advisory Fees Paid	$869,848
Portfolio Turnover	65%
Effective Duration	0.26 years
Weighted Average Life	4.63 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	3.6%
A	1.3%
BBB	4.1%
BB	25.1%
B and Below	59.3%
Not Rated	2.4%
Other	4.2%

Sector Breakdown	(% of Net Assets)
Bank Loans	87.0%
Corporate Bonds	5.1%
Collateralized Loan Obligations	3.3%
Short Term Investments	1.2%
Foreign Corporate Bonds	0.3%
Common Stocks	0.1%
Cash & Other	3.0%
[13]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Shiller Enhanced CAPE®
Class Name	Class I
Trading Symbol	DSEEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Shiller Enhanced CAPE® for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Shiller Enhanced CAPE® outperformed the benchmark S&P 500® Index return of 8.25% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
Four of the Fund’s seven sector allocations appreciated in value. The financials allocation was the biggest contributor to Fund performance while materials was the biggest detractor. All sectors within the Fund’s fixed-income portfolio increased in value. The biggest contributor to portfolio performance by sector was asset-backed securities while the laggard was commercial mortgage-backed securities.
POSITIONING
The Shiller Barclays CAPE® U.S. Sector Total Return USD Index, to which the Fund gained exposure through the use of swap contracts, was allocated to seven sectors: consumer discretionary, consumer staples, communication services, financials, health care, materials and real estate. The Fund’s use of swap contracts to gain exposure to equities facilitated investment of the Fund’s remaining assets in fixed income securities across nine sectors: bank loans, investment grade corporate bonds, Agency residential mortgage-backed securities (RMBS), non-Agency RMBS, asset-backed securities, emerging markets fixed income, commercial MBS, collateralized loan obligations and U.S. government securities.

Top Contributors
↑	Financials
↑	Communication Services
↑	Consumer Discretionary
↑	Fixed Income Portfolio Exposure to Asset-Backed Securities

Top Detractors
↓	Materials
↓	Real Estate
↓	Consumer Staples

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	8.76	17.47	11.96
S&P 500® Index	8.25	18.59	12.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 3,720,355,777
Holdings Count | $ / shares	853
Advisory Fees Paid, Amount	$ 17,784,564
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$3,720,355,777
Number of Holdings	853
Total Advisory Fees Paid	$17,784,564
Portfolio Turnover	85%

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	62.6%
AA	4.9%
A	6.7%
BBB	12.6%
BB	1.8%
B and Below	3.6%
Not Rated	3.8%
Other	4.0%

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	29.0%
Collateralized Loan Obligations	12.8%
Non-Agency Commercial Mortgage Backed Obligations	12.4%
Non-Agency Residential Collateralized Mortgage Obligations	11.3%
Corporate Bonds	10.8%
Asset Backed Obligations	7.5%
Short Term Investments	4.2%
US Government and Agency Mortgage Backed Obligations	4.2%
Foreign Corporate Bonds	4.0%
Cash & Other	3.8%

CAPE Sector Breakdown*	(% of Net Assets)
Consumer Staples	25.6%
Real Estate	25.2%
Communication Services	24.8%
Consumer Discretionary	24.4%
[14],[15]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Shiller Enhanced CAPE®
Class Name	Class N
Trading Symbol	DSENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Shiller Enhanced CAPE® for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Shiller Enhanced CAPE® outperformed the benchmark S&P 500® Index return of 8.25% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
Four of the Fund’s seven sector allocations appreciated in value. The financials allocation was the biggest contributor to Fund performance while materials was the biggest detractor. All sectors within the Fund’s fixed-income portfolio increased in value. The biggest contributor to portfolio performance by sector was asset-backed securities while the laggard was commercial mortgage-backed securities.
POSITIONING
The Shiller Barclays CAPE® U.S. Sector Total Return USD Index, to which the Fund gained exposure through the use of swap contracts, was allocated to seven sectors: consumer discretionary, consumer staples, communication services, financials, health care, materials and real estate. The Fund’s use of swap contracts to gain exposure to equities facilitated investment of the Fund’s remaining assets in fixed income securities across nine sectors: bank loans, investment grade corporate bonds, Agency residential mortgage-backed securities (RMBS), non-Agency RMBS, asset-backed securities, emerging markets fixed income, commercial MBS, collateralized loan obligations and U.S. government securities.

Top Contributors
↑	Financials
↑	Communication Services
↑	Consumer Discretionary
↑	Fixed Income Portfolio Exposure to Asset-Backed Securities

Top Detractors
↓	Materials
↓	Real Estate
↓	Consumer Staples

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	8.42	17.17	11.68
S&P 500® Index	8.25	18.59	12.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 3,720,355,777
Holdings Count | $ / shares	853
Advisory Fees Paid, Amount	$ 17,784,564
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$3,720,355,777
Number of Holdings	853
Total Advisory Fees Paid	$17,784,564
Portfolio Turnover	85%

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	62.6%
AA	4.9%
A	6.7%
BBB	12.6%
BB	1.8%
B and Below	3.6%
Not Rated	3.8%
Other	4.0%

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	29.0%
Collateralized Loan Obligations	12.8%
Non-Agency Commercial Mortgage Backed Obligations	12.4%
Non-Agency Residential Collateralized Mortgage Obligations	11.3%
Corporate Bonds	10.8%
Asset Backed Obligations	7.5%
Short Term Investments	4.2%
US Government and Agency Mortgage Backed Obligations	4.2%
Foreign Corporate Bonds	4.0%
Cash & Other	3.8%

CAPE Sector Breakdown*	(% of Net Assets)
Consumer Staples	25.6%
Real Estate	25.2%
Communication Services	24.8%
Consumer Discretionary	24.4%
[16],[17]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class R6
Shareholder Report [Line Items]
Fund Name	DoubleLine Shiller Enhanced CAPE®
Class Name	Class R6
Trading Symbol	DDCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Shiller Enhanced CAPE® for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Shiller Enhanced CAPE® outperformed the benchmark S&P 500® Index return of 8.25% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
Four of the Fund’s seven sector allocations appreciated in value. The financials allocation was the biggest contributor to Fund performance while materials was the biggest detractor. All sectors within the Fund’s fixed-income portfolio increased in value. The biggest contributor to portfolio performance by sector was asset-backed securities while the laggard was commercial mortgage-backed securities.
POSITIONING
The Shiller Barclays CAPE® U.S. Sector Total Return USD Index, to which the Fund gained exposure through the use of swap contracts, was allocated to seven sectors: consumer discretionary, consumer staples, communication services, financials, health care, materials and real estate. The Fund’s use of swap contracts to gain exposure to equities facilitated investment of the Fund’s remaining assets in fixed income securities across nine sectors: bank loans, investment grade corporate bonds, Agency residential mortgage-backed securities (RMBS), non-Agency RMBS, asset-backed securities, emerging markets fixed income, commercial MBS, collateralized loan obligations and U.S. government securities.

Top Contributors
↑	Financials
↑	Communication Services
↑	Consumer Discretionary
↑	Fixed Income Portfolio Exposure to Asset-Backed Securities

Top Detractors
↓	Materials
↓	Real Estate
↓	Consumer Staples

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Class R6 (without sales charge)	8.81	17.52	10.32
S&P 500® Index	8.25	18.59	13.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 3,720,355,777
Holdings Count | $ / shares	853
Advisory Fees Paid, Amount	$ 17,784,564
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$3,720,355,777
Number of Holdings	853
Total Advisory Fees Paid	$17,784,564
Portfolio Turnover	85%

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	62.6%
AA	4.9%
A	6.7%
BBB	12.6%
BB	1.8%
B and Below	3.6%
Not Rated	3.8%
Other	4.0%

Sector Breakdown	(% of Net Assets)
US Government and Agency Obligations	29.0%
Collateralized Loan Obligations	12.8%
Non-Agency Commercial Mortgage Backed Obligations	12.4%
Non-Agency Residential Collateralized Mortgage Obligations	11.3%
Corporate Bonds	10.8%
Asset Backed Obligations	7.5%
Short Term Investments	4.2%
US Government and Agency Mortgage Backed Obligations	4.2%
Foreign Corporate Bonds	4.0%
Cash & Other	3.8%

CAPE Sector Breakdown*	(% of Net Assets)
Consumer Staples	25.6%
Real Estate	25.2%
Communication Services	24.8%
Consumer Discretionary	24.4%
[18],[19]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Flexible Income Fund
Class Name	Class I
Trading Symbol	DFLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Flexible Income Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Flexible Income Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.88% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s credit exposure, most notably to collateralized loan obligations and non-Agency residential mortgage-backed securities, provided returns that outperformed those of the benchmark. Asset-backed securities also contributed to performance. The Fund’s exposures to floating-rate securities, most notably commercial mortgage-backed securities, detracted from performance.
POSITIONING
The Fund had approximately 70% exposure to credit and 30% exposure to U.S. government-guaranteed assets. The Fund’s duration was shorter than that of the benchmark, and the Fund rotated up in credit quality during the period, deploying cash from maturities into higher-rated bonds.

Top Contributors
↑	Collateralized Loan Obligations
↑	Non-Agency Residential Mortgage-Backed Securities
↑	Asset-Backed Securities

Top Detractors
↓	Floating-Rate Securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	7.62	5.88	3.22
ICE BofA 1-3 Year Eurodollar Index	6.06	2.46	2.24
ICE BofA SOFR Overnight Rate Index	5.10	2.66	1.87
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 1,221,858,081
Holdings Count | $ / shares	1,198
Advisory Fees Paid, Amount	$ 6,701,080
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,221,858,081
Number of Holdings	1,198
Total Advisory Fees Paid	$6,701,080
Portfolio Turnover	40%
Effective Duration	1.68 years
Weighted Average Life	4.09 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	33.4%
AA	3.6%
A	6.8%
BBB	24.1%
BB	11.2%
B and Below	13.3%
Not Rated	5.4%
Other	2.2%

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	15.8%
Collateralized Loan Obligations	15.2%
US Government and Agency Mortgage Backed Obligations	13.5%
Short Term Investments	11.6%
Non-Agency Commercial Mortgage Backed Obligations	11.2%
Bank Loans	11.2%
Asset Backed Obligations	6.5%
Foreign Corporate Bonds	4.8%
US Government and Agency Obligations	4.5%
Cash & Other	5.7%
[20]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Flexible Income Fund
Class Name	Class N
Trading Symbol	DLINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Flexible Income Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Flexible Income Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.88% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s credit exposure, most notably to collateralized loan obligations and non-Agency residential mortgage-backed securities, provided returns that outperformed those of the benchmark. Asset-backed securities also contributed to performance. The Fund’s exposures to floating-rate securities, most notably commercial mortgage-backed securities, detracted from performance.
POSITIONING
The Fund had approximately 70% exposure to credit and 30% exposure to U.S. government-guaranteed assets. The Fund’s duration was shorter than that of the benchmark, and the Fund rotated up in credit quality during the period, deploying cash from maturities into higher-rated bonds.

Top Contributors
↑	Collateralized Loan Obligations
↑	Non-Agency Residential Mortgage-Backed Securities
↑	Asset-Backed Securities

Top Detractors
↓	Floating-Rate Securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	7.24	5.62	2.96
ICE BofA 1-3 Year Eurodollar Index	6.06	2.46	2.24
ICE BofA SOFR Overnight Rate Index	5.10	2.66	1.87
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 1,221,858,081
Holdings Count | $ / shares	1,198
Advisory Fees Paid, Amount	$ 6,701,080
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,221,858,081
Number of Holdings	1,198
Total Advisory Fees Paid	$6,701,080
Portfolio Turnover	40%
Effective Duration	1.68 years
Weighted Average Life	4.09 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	33.4%
AA	3.6%
A	6.8%
BBB	24.1%
BB	11.2%
B and Below	13.3%
Not Rated	5.4%
Other	2.2%

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	15.8%
Collateralized Loan Obligations	15.2%
US Government and Agency Mortgage Backed Obligations	13.5%
Short Term Investments	11.6%
Non-Agency Commercial Mortgage Backed Obligations	11.2%
Bank Loans	11.2%
Asset Backed Obligations	6.5%
Foreign Corporate Bonds	4.8%
US Government and Agency Obligations	4.5%
Cash & Other	5.7%
[21]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class R6
Shareholder Report [Line Items]
Fund Name	DoubleLine Flexible Income Fund
Class Name	Class R6
Trading Symbol	DFFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Flexible Income Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Flexible Income Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.88% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s credit exposure, most notably to collateralized loan obligations and non-Agency residential mortgage-backed securities, provided returns that outperformed those of the benchmark. Asset-backed securities also contributed to performance. The Fund’s exposures to floating-rate securities, most notably commercial mortgage-backed securities, detracted from performance.
POSITIONING
The Fund had approximately 70% exposure to credit and 30% exposure to U.S. government-guaranteed assets. The Fund’s duration was shorter than that of the benchmark, and the Fund rotated up in credit quality during the period, deploying cash from maturities into higher-rated bonds.

Top Contributors
↑	Collateralized Loan Obligations
↑	Non-Agency Residential Mortgage-Backed Securities
↑	Asset-Backed Securities

Top Detractors
↓	Floating-Rate Securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Class R6 (without sales charge)	7.56	5.93	3.02
ICE BofA 1-3 Year Eurodollar Index	6.06	2.46	2.39
ICE BofA SOFR Overnight Rate Index	5.10	2.66	2.54
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	0.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 1,221,858,081
Holdings Count | $ / shares	1,198
Advisory Fees Paid, Amount	$ 6,701,080
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,221,858,081
Number of Holdings	1,198
Total Advisory Fees Paid	$6,701,080
Portfolio Turnover	40%
Effective Duration	1.68 years
Weighted Average Life	4.09 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	33.4%
AA	3.6%
A	6.8%
BBB	24.1%
BB	11.2%
B and Below	13.3%
Not Rated	5.4%
Other	2.2%

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	15.8%
Collateralized Loan Obligations	15.2%
US Government and Agency Mortgage Backed Obligations	13.5%
Short Term Investments	11.6%
Non-Agency Commercial Mortgage Backed Obligations	11.2%
Bank Loans	11.2%
Asset Backed Obligations	6.5%
Foreign Corporate Bonds	4.8%
US Government and Agency Obligations	4.5%
Cash & Other	5.7%
[22]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Low Duration Emerging Markets Fixed Income Fund
Class Name	Class I
Trading Symbol	DBLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Low Duration Emerging Markets Fixed Income Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Low Duration Emerging Markets Fixed Income Fund underperformed the benchmark J.P. Morgan CEMBI Broad Diversified 1-3 Year Index return of 8.11% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s underweight to Asia and the Middle East relative to the benchmark contributed to Fund performance. The Fund’s overweight to emerging markets sovereign debt and underweight to Europe detracted from Fund performance.
POSITIONING
The Fund maintained a longer duration than that of the benchmark. The Fund was overweight to emerging markets sovereign and quasi-sovereign debt relative to the benchmark and, in terms of regional allocation, was overweight Latin America and underweight Asia.

Top Contributors
↑	Asia Allocation
↑	Middle East Allocation

Top Detractors
↓	Emerging Markets Sovereign Debt Allocation
↓	Europe Allocation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	7.31	3.88	3.12
J.P. Morgan CEMBI Broad Diversified 1-3 Year Index	8.11	4.91	3.67
Bloomberg Global Aggregate Bond Index	3.04	-1.38	0.61

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 141,784,764
Holdings Count | $ / shares	105
Advisory Fees Paid, Amount	$ 537,244
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$141,784,764
Number of Holdings	105
Total Advisory Fees Paid	$537,244
Portfolio Turnover	53%

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AA	0.6%
A	7.8%
BBB	51.3%
BB	37.5%
B and Below	1.6%
Not Rated	0.2%
Other	1.0%

Top Ten Holdings	(% of Net Assets)
Chile Electricity PEC SpA, 01/25/2028	2.9%
EQUATE Petrochemical Co. KSC, 5.00%, 05/18/2025	2.4%
AL Candelaria Spain SA, 7.50%, 12/15/2028	2.3%
Dominican Republic International Bond, 5.50%, 02/22/2029	2.3%
Mexico Generadora de Energia S de RL, 5.50%, 12/06/2032	2.1%
Guatemala Government Bond, 4.50%, 05/03/2026	2.0%
Oversea-Chinese Banking Corp. Ltd., 1.83%, 09/10/2030	2.0%
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 2.72%, 08/11/2031	1.8%
Guara Norte Sarl, 5.20%, 06/15/2034	1.8%
Comision Federal de Electricidad, 4.75%, 02/23/2027	1.8%
[23]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Low Duration Emerging Markets Fixed Income Fund
Class Name	Class N
Trading Symbol	DELNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Low Duration Emerging Markets Fixed Income Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Low Duration Emerging Markets Fixed Income Fund underperformed the benchmark J.P. Morgan CEMBI Broad Diversified 1-3 Year Index return of 8.11% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s underweight to Asia and the Middle East relative to the benchmark contributed to Fund performance. The Fund’s overweight to emerging markets sovereign debt and underweight to Europe detracted from Fund performance.
POSITIONING
The Fund maintained a longer duration than that of the benchmark. The Fund was overweight to emerging markets sovereign and quasi-sovereign debt relative to the benchmark and, in terms of regional allocation, was overweight Latin America and underweight Asia.

Top Contributors
↑	Asia Allocation
↑	Middle East Allocation

Top Detractors
↓	Emerging Markets Sovereign Debt Allocation
↓	Europe Allocation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	7.03	3.61	2.86
J.P. Morgan CEMBI Broad Diversified 1-3 Year Index	8.11	4.91	3.67
Bloomberg Global Aggregate Bond Index	3.04	-1.38	0.61

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 141,784,764
Holdings Count | $ / shares	105
Advisory Fees Paid, Amount	$ 537,244
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$141,784,764
Number of Holdings	105
Total Advisory Fees Paid	$537,244
Portfolio Turnover	53%

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AA	0.6%
A	7.8%
BBB	51.3%
BB	37.5%
B and Below	1.6%
Not Rated	0.2%
Other	1.0%

Top Ten Holdings	(% of Net Assets)
Chile Electricity PEC SpA, 01/25/2028	2.9%
EQUATE Petrochemical Co. KSC, 5.00%, 05/18/2025	2.4%
AL Candelaria Spain SA, 7.50%, 12/15/2028	2.3%
Dominican Republic International Bond, 5.50%, 02/22/2029	2.3%
Mexico Generadora de Energia S de RL, 5.50%, 12/06/2032	2.1%
Guatemala Government Bond, 4.50%, 05/03/2026	2.0%
Oversea-Chinese Banking Corp. Ltd., 1.83%, 09/10/2030	2.0%
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 2.72%, 08/11/2031	1.8%
Guara Norte Sarl, 5.20%, 06/15/2034	1.8%
Comision Federal de Electricidad, 4.75%, 02/23/2027	1.8%
[24]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Long Duration Total Return Bond Fund
Class Name	Class I
Trading Symbol	DBLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Long Duration Total Return Bond Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Long Duration Total Return Bond Fund outperformed the benchmark Bloomberg U.S. Long Government/Credit Index return of 1.72% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund maintained an average duration shorter than that of the benchmark in a period of rising interest rates, which contributed to Fund performance. The Fund’s Agency mortgage-backed security allocation generated strong returns. The Fund’s allocation to U.S. government securities detracted from performance due to duration differences between the Fund and benchmark.
POSITIONING
The Fund invested primarily in long-duration Agency mortgage-backed securities and maintained a high credit quality, with a 100% allocation to AAA-rated and U.S. government-guaranteed assets.

Top Contributors
↑	Shorter Duration Positioning
↑	Agency Mortgage-Backed Securities

Top Detractors
↓	U.S. Government Securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	2.05	-7.07	-0.72
Bloomberg U.S. Long Government/Credit Index	1.72	-3.74	1.01
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 54,780,218
Holdings Count | $ / shares	60
Advisory Fees Paid, Amount	$ 48,274
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$54,780,218
Number of Holdings	60
Total Advisory Fees Paid	$48,274
Portfolio Turnover	86%
Effective Duration	13.25 years
Weighted Average Life	9.41 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	90.4%
Other	9.6%

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	86.7%
Short Term Investments	12.9%
Futures Contracts	0.2%
Cash & Other	0.2%
[25]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Long Duration Total Return Bond Fund
Class Name	Class N
Trading Symbol	DLLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Long Duration Total Return Bond Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Long Duration Total Return Bond Fund outperformed the benchmark Bloomberg U.S. Long Government/Credit Index return of 1.72% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund maintained an average duration shorter than that of the benchmark in a period of rising interest rates, which contributed to Fund performance. The Fund’s Agency mortgage-backed security allocation generated strong returns. The Fund’s allocation to U.S. government securities detracted from performance due to duration differences between the Fund and benchmark.
POSITIONING
The Fund invested primarily in long-duration Agency mortgage-backed securities and maintained a high credit quality, with a 100% allocation to AAA-rated and U.S. government-guaranteed assets.

Top Contributors
↑	Shorter Duration Positioning
↑	Agency Mortgage-Backed Securities

Top Detractors
↓	U.S. Government Securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	1.94	-7.34	-0.98
Bloomberg U.S. Long Government/Credit Index	1.72	-3.74	1.01
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 54,780,218
Holdings Count | $ / shares	60
Advisory Fees Paid, Amount	$ 48,274
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$54,780,218
Number of Holdings	60
Total Advisory Fees Paid	$48,274
Portfolio Turnover	86%
Effective Duration	13.25 years
Weighted Average Life	9.41 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	90.4%
Other	9.6%

Sector Breakdown	(% of Net Assets)
US Government and Agency Mortgage Backed Obligations	86.7%
Short Term Investments	12.9%
Futures Contracts	0.2%
Cash & Other	0.2%
[26]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Strategic Commodity Fund
Class Name	Class I
Trading Symbol	DBCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Strategic Commodity Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	1.10%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Strategic Commodity Fund underperformed the benchmark Bloomberg Commodity Index Total Return return of 12.28% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
During the period, the Fund was allocated to the Morgan Stanley Backwardation Focused Multi-Commodity Index (MSBFMCI beta exposure) and the DoubleLine Commodity Long Short Strategy (DCLSS alpha exposure), which the Fund gained exposure to using swap contracts. The Fund’s exposure to the MSBFMCI decreased in value, underperforming the benchmark. The Fund’s exposure to the DCLSS decreased in value, underperforming the benchmark. The Fund’s use of derivative instruments to gain exposure to commodities facilitated investment of the Fund’s remaining assets in U.S. Treasuries, which increased in value.
POSITIONING
On average during the period, the Fund had a roughly one-third exposure to the DCLSS and a two-thirds exposure to the MSBFMCI. The Fund was fully collateralized by Treasuries.

Top Contributors
↑	U.S. Treasuries

Top Detractors
↓	Morgan Stanley Backwardation Focused Multi-Commodity Index Beta Exposure
↓	DoubleLine Commodity Long Short Strategy Alpha Exposure

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/18/2015)
Class I (without sales charge)	-5.70	12.84	3.22
Bloomberg Commodity Index Total Return	12.28	14.51	2.10
S&P 500® Index	8.25	18.59	12.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 115,785,396
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 1,079,170
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$115,785,396
Number of Holdings	14
Total Advisory Fees Paid	$1,079,170
Portfolio Turnover	0%

Holdings [Text Block]

Morgan Stanley BFMCISM Breakdown	(% of Net Assets)
Energy	32.7%
Grains	18.7%
Livestock	5.1%
Metals	34.3%
Softs	9.2%

Portfolio Sector Allocation Breakdown*	(% of Net Assets)
Morgan Stanley BFMCISM	70.6%
Tactical Commodity Exposure	29.4%

Tactical Commodity Exposure Breakdown*	(% of Net Assets)
Long Commodity Allocation	50.8%
Short Commodity Allocation	49.2%
[27],[28]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Strategic Commodity Fund
Class Name	Class N
Trading Symbol	DLCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Strategic Commodity Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$131	1.35%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Strategic Commodity Fund underperformed the benchmark Bloomberg Commodity Index Total Return return of 12.28% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
During the period, the Fund was allocated to the Morgan Stanley Backwardation Focused Multi-Commodity Index (MSBFMCI beta exposure) and the DoubleLine Commodity Long Short Strategy (DCLSS alpha exposure), which the Fund gained exposure to using swap contracts. The Fund’s exposure to the MSBFMCI decreased in value, underperforming the benchmark. The Fund’s exposure to the DCLSS decreased in value, underperforming the benchmark. The Fund’s use of derivative instruments to gain exposure to commodities facilitated investment of the Fund’s remaining assets in U.S. Treasuries, which increased in value.
POSITIONING
On average during the period, the Fund had a roughly one-third exposure to the DCLSS and a two-thirds exposure to the MSBFMCI. The Fund was fully collateralized by Treasuries.

Top Contributors
↑	U.S. Treasuries

Top Detractors
↓	Morgan Stanley Backwardation Focused Multi-Commodity Index Beta Exposure
↓	DoubleLine Commodity Long Short Strategy Alpha Exposure

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/18/2015)
Class N (without sales charge)	-5.89	12.55	2.96
Bloomberg Commodity Index Total Return	12.28	14.51	2.10
S&P 500® Index	8.25	18.59	12.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 115,785,396
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 1,079,170
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$115,785,396
Number of Holdings	14
Total Advisory Fees Paid	$1,079,170
Portfolio Turnover	0%

Holdings [Text Block]

Morgan Stanley BFMCISM Breakdown	(% of Net Assets)
Energy	32.7%
Grains	18.7%
Livestock	5.1%
Metals	34.3%
Softs	9.2%

Portfolio Sector Allocation Breakdown*	(% of Net Assets)
Morgan Stanley BFMCISM	70.6%
Tactical Commodity Exposure	29.4%

Tactical Commodity Exposure Breakdown*	(% of Net Assets)
Long Commodity Allocation	50.8%
Short Commodity Allocation	49.2%
[29],[30]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Global Bond Fund
Class Name	Class I
Trading Symbol	DBLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Global Bond Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Global Bond Fund underperformed the benchmark FTSE World Government Bond Index return of 2.08% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s overweight to South Africa relative to the benchmark and the Fund’s allocation to Japanese securities contributed to performance. The Fund’s overweight to Mexico and underweight to China detracted from performance.
POSITIONING
The Fund maintained a shorter duration than that of the benchmark. In terms of regional allocation, the Fund was overweight relative to the benchmark to Central and Eastern Europe, the Middle East and Africa (CEEMEA) and underweight to emerging Asia.

Top Contributors
↑	South Africa Allocation
↑	Japanese Securities

Top Detractors
↓	Mexico Allocation
↓	China Allocation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/17/2015)
Class I (without sales charge)	1.71	-3.00	-0.97
FTSE World Government Bond Index	2.08	-2.97	0.11
Bloomberg Global Aggregate Bond Index	3.04	-1.38	0.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 148,711,736
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 724,862
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$148,711,736
Number of Holdings	57
Total Advisory Fees Paid	$724,862
Portfolio Turnover	89%

Holdings [Text Block]

Credit Quality Breakdown	(% of Net Assets)
AAA	50.9%
AA	17.8%
A	21.1%
BBB	3.2%
BB	2.6%
Other	4.4%

Top Ten Holdings	(% of Net Assets)
Bundesrepublik Deutschland Bundesanleihe, 08/15/2030	4.6%
French Republic Government Bond OAT, 0.70%, 07/25/2030	4.2%
United States Treasury Note/Bond, 0.88%, 11/15/2030	3.8%
United States Treasury Note/Bond, 0.75%, 01/31/2028	3.7%
United States Treasury Note/Bond, 0.63%, 08/15/2030	3.7%
Japan Government Ten Year Bond, 0.10%, 12/20/2027	3.6%
United States Treasury Note/Bond, 0.63%, 05/15/2030	3.5%
United States Treasury Note/Bond, 0.75%, 05/31/2026	3.2%
Spain Government Bond, 0.60%, 10/31/2029	3.0%
Peru Government Bond, 6.15%, 08/12/2032	2.6%

Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Global Bond Fund
Class Name	Class N
Trading Symbol	DLGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Global Bond Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$89	0.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Global Bond Fund underperformed the benchmark FTSE World Government Bond Index return of 2.08% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s overweight to South Africa relative to the benchmark and the Fund’s allocation to Japanese securities contributed to performance. The Fund’s overweight to Mexico and underweight to China detracted from performance.
POSITIONING
The Fund maintained a shorter duration than that of the benchmark. In terms of regional allocation, the Fund was overweight relative to the benchmark to Central and Eastern Europe, the Middle East and Africa (CEEMEA) and underweight to emerging Asia.

Top Contributors
↑	South Africa Allocation
↑	Japanese Securities

Top Detractors
↓	Mexico Allocation
↓	China Allocation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/17/2015)
Class N (without sales charge)	1.61	-3.24	-1.21
FTSE World Government Bond Index	2.08	-2.97	0.11
Bloomberg Global Aggregate Bond Index	3.04	-1.38	0.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 148,711,736
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 724,862
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$148,711,736
Number of Holdings	57
Total Advisory Fees Paid	$724,862
Portfolio Turnover	89%

Holdings [Text Block]

Credit Quality Breakdown	(% of Net Assets)
AAA	50.9%
AA	17.8%
A	21.1%
BBB	3.2%
BB	2.6%
Other	4.4%

Top Ten Holdings	(% of Net Assets)
Bundesrepublik Deutschland Bundesanleihe, 08/15/2030	4.6%
French Republic Government Bond OAT, 0.70%, 07/25/2030	4.2%
United States Treasury Note/Bond, 0.88%, 11/15/2030	3.8%
United States Treasury Note/Bond, 0.75%, 01/31/2028	3.7%
United States Treasury Note/Bond, 0.63%, 08/15/2030	3.7%
Japan Government Ten Year Bond, 0.10%, 12/20/2027	3.6%
United States Treasury Note/Bond, 0.63%, 05/15/2030	3.5%
United States Treasury Note/Bond, 0.75%, 05/31/2026	3.2%
Spain Government Bond, 0.60%, 10/31/2029	3.0%
Peru Government Bond, 6.15%, 08/12/2032	2.6%

Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Infrastructure Income Fund
Class Name	Class I
Trading Symbol	BILDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Infrastructure Income Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Infrastructure Income Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.88% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by interest rate moves as rates declined sharply across the short to intermediate tenors of the U.S. Treasury curve. Every sector of the Fund generated a positive return, with shorter-duration sectors contributing the most to performance due to the flattening of the Treasury yield curve.
POSITIONING
The Fund is positioned with a shorter duration and larger credit allocation than the benchmark. It also holds allocations to infrastructure asset-backed securities and corporate credit assets while including Treasuries and emerging markets fixed-income debt.

Top Contributors
↑	Asset-Backed Securities
↑	U.S. Investment Grade Corporate Credit

Top Detractors
↓	No Sector Detracted from Performance, but the U.S. Treasury Allocation was the Laggard

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/01/2016)
Class I (without sales charge)	6.41	3.24	2.67
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 362,914,494
Holdings Count | $ / shares	103
Advisory Fees Paid, Amount	$ 1,885,790
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$362,914,494
Number of Holdings	103
Total Advisory Fees Paid	$1,885,790
Portfolio Turnover	45%
Effective Duration	5.16 years
Weighted Average Life	7.58 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	2.5%
AA	6.9%
A	26.8%
BBB	53.8%
BB	5.9%
Not Rated	2.7%
Other	1.4%

Sector Breakdown	(% of Net Assets)
Asset Backed Obligations	45.4%
Corporate Bonds	42.6%
Foreign Corporate Bonds	8.6%
US Government and Agency Obligations	1.1%
Short Term Investments	1.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Cash & Other	0.5%
[31]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Infrastructure Income Fund
Class Name	Class N
Trading Symbol	BILTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Infrastructure Income Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Infrastructure Income Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.88% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by interest rate moves as rates declined sharply across the short to intermediate tenors of the U.S. Treasury curve. Every sector of the Fund generated a positive return, with shorter-duration sectors contributing the most to performance due to the flattening of the Treasury yield curve.
POSITIONING
The Fund is positioned with a shorter duration and larger credit allocation than the benchmark. It also holds allocations to infrastructure asset-backed securities and corporate credit assets while including Treasuries and emerging markets fixed-income debt.

Top Contributors
↑	Asset-Backed Securities
↑	U.S. Investment Grade Corporate Credit

Top Detractors
↓	No Sector Detracted from Performance, but the U.S. Treasury Allocation was the Laggard

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/01/2016)
Class N (without sales charge)	6.14	2.98	2.41
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	1.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 362,914,494
Holdings Count | $ / shares	103
Advisory Fees Paid, Amount	$ 1,885,790
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$362,914,494
Number of Holdings	103
Total Advisory Fees Paid	$1,885,790
Portfolio Turnover	45%
Effective Duration	5.16 years
Weighted Average Life	7.58 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	2.5%
AA	6.9%
A	26.8%
BBB	53.8%
BB	5.9%
Not Rated	2.7%
Other	1.4%

Sector Breakdown	(% of Net Assets)
Asset Backed Obligations	45.4%
Corporate Bonds	42.6%
Foreign Corporate Bonds	8.6%
US Government and Agency Obligations	1.1%
Short Term Investments	1.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Cash & Other	0.5%
[32]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Shiller Enhanced International CAPE®
Class Name	Class I
Trading Symbol	DSEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Shiller Enhanced International CAPE® for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Shiller Enhanced International CAPE® underperformed the benchmark MSCI Europe Net Total Return USD Index return of 6.87% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
Three of the Fund’s six sector allocations appreciated in value. The communication services allocation was the biggest contributor to Fund performance while consumer staples was the biggest detractor. Every sector within the Fund’s fixed-income portfolio increased in value. The biggest contributor to portfolio performance by sector was non-Agency mortgage-backed securities while the laggard was U.S. government securities.
POSITIONING
The Shiller Barclays CAPE® Europe Sector Net TR NoC USD Index, to which the Fund gained exposure through the use of swap contracts, was allocated to six sectors: consumer discretionary, consumer staples, communication services, health care, materials and utilities. The Fund’s use of swap contracts to gain exposure to equities facilitated investment of the Fund’s remaining assets in fixed income securities across eight sectors: bank loans, investment grade corporate bonds, Agency residential mortgage-backed securities (RMBS), non-Agency RMBS, asset-backed securities, commercial MBS, collateralized loan obligations and U.S. government securities.

Top Contributors
↑	Communication Services
↑	Utilities
↑	Fixed Income Collateral Portfolio

Top Detractors
↓	Consumer Staples
↓	Consumer Discretionary

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/23/2016)
Class I (without sales charge)	2.15	13.25	7.04
MSCI Europe Net Total Return USD Index	6.87	13.15	7.93

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 28,344,569
Holdings Count | $ / shares	279
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$28,344,569
Number of Holdings	279
Total Advisory Fees Paid	$0
Portfolio Turnover	66%

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	52.4%
AA	4.6%
A	6.9%
BBB	13.3%
BB	1.5%
B and Below	8.0%
Not Rated	4.1%
Other	9.2%

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	18.2%
US Government and Agency Obligations	15.5%
Corporate Bonds	14.5%
Non-Agency Commercial Mortgage Backed Obligations	13.7%
Collateralized Loan Obligations	13.0%
Short Term Investments	9.1%
Asset Backed Obligations	7.8%
US Government and Agency Mortgage Backed Obligations	4.5%
Affiliated Mutual Funds	2.3%
Cash & Other	1.4%

CAPE Sector Breakdown*	(% of Net Assets)
Utilities	27.5%
Consumer Staples	25.1%
Materials	23.9%
Health Care	23.5%
[33],[34]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Shiller Enhanced International CAPE®
Class Name	Class N
Trading Symbol	DLEUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Shiller Enhanced International CAPE® for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$89	0.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Shiller Enhanced International CAPE® underperformed the benchmark MSCI Europe Net Total Return USD Index return of 6.87% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
Three of the Fund’s six sector allocations appreciated in value. The communication services allocation was the biggest contributor to Fund performance while consumer staples was the biggest detractor. Every sector within the Fund’s fixed-income portfolio increased in value. The biggest contributor to portfolio performance by sector was non-Agency mortgage-backed securities while the laggard was U.S. government securities.
POSITIONING
The Shiller Barclays CAPE® Europe Sector Net TR NoC USD Index, to which the Fund gained exposure through the use of swap contracts, was allocated to six sectors: consumer discretionary, consumer staples, communication services, health care, materials and utilities. The Fund’s use of swap contracts to gain exposure to equities facilitated investment of the Fund’s remaining assets in fixed income securities across eight sectors: bank loans, investment grade corporate bonds, Agency residential mortgage-backed securities (RMBS), non-Agency RMBS, asset-backed securities, commercial MBS, collateralized loan obligations and U.S. government securities.

Top Contributors
↑	Communication Services
↑	Utilities
↑	Fixed Income Collateral Portfolio

Top Detractors
↓	Consumer Staples
↓	Consumer Discretionary

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/23/2016)
Class N (without sales charge)	1.86	12.95	6.77
MSCI Europe Net Return USD Index	6.87	13.15	7.93

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 28,344,569
Holdings Count | $ / shares	279
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$28,344,569
Number of Holdings	279
Total Advisory Fees Paid	$0
Portfolio Turnover	66%

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	52.4%
AA	4.6%
A	6.9%
BBB	13.3%
BB	1.5%
B and Below	8.0%
Not Rated	4.1%
Other	9.2%

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	18.2%
US Government and Agency Obligations	15.5%
Corporate Bonds	14.5%
Non-Agency Commercial Mortgage Backed Obligations	13.7%
Collateralized Loan Obligations	13.0%
Short Term Investments	9.1%
Asset Backed Obligations	7.8%
US Government and Agency Mortgage Backed Obligations	4.5%
Affiliated Mutual Funds	2.3%
Cash & Other	1.4%

CAPE Sector Breakdown*	(% of Net Assets)
Utilities	27.5%
Consumer Staples	25.1%
Materials	23.9%
Health Care	23.5%
[35],[36]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Emerging Markets Local Currency Bond Fund
Class Name	Class I
Trading Symbol	DBELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Emerging Markets Local Currency Bond Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Emerging Markets Local Currency Bond Fund underperformed the benchmark J.P. Morgan GBI-EM Global Diversified Index return of 4.03% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s overweight to South Africa relative to the benchmark contributed to Fund performance. The Fund’s overweight to Latin America and Indonesia detracted from Fund performance.
POSITIONING
The Fund maintained a shorter duration than that of the benchmark. In terms of regional allocation, the Fund was underweight Asia relative to the benchmark.

Top Contributors
↑	South Africa Allocation

Top Detractors
↓	Latin America Allocation, in Particular Brazil and Mexico
↓	Indonesia Allocation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/28/2019)
Class I (without sales charge)	2.04	2.28	-0.37
J.P. Morgan GBI-EM Global Diversified Index	4.03	2.30	-0.15
Bloomberg Global Aggregate Bond Index	3.04	-1.38	-1.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 12,352,193
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$12,352,193
Number of Holdings	50
Total Advisory Fees Paid	$0
Portfolio Turnover	43%

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	20.3%
AA	5.8%
A	21.0%
BBB	30.9%
BB	19.2%
Other	2.8%

Currency Exposure Breakdown	(% of Net Assets)
Indonesian Rupiah	12.8%
South African Rand	10.8%
Mexican Peso	10.1%
Indian Rupee	9.1%
Brazilian Real	8.1%
Polish Zloty	7.7%
Thai Baht	5.0%
Chinese Yuan Renminbi	4.8%
Czech Koruna	4.6%
Peruvian Nuevo Sol	4.1%
Colombian Peso	3.7%
U.S. Dollar	3.7%
Romanian New Leu	3.6%
Malaysian Ringgit	3.4%
Singapore Dollar	2.5%
Hungarian Forint	2.4%
New Israeli Sheqel	2.1%
Chilean Peso	0.8%
Philippine Peso	0.7%
[37]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Emerging Markets Local Currency Bond Fund
Class Name	Class N
Trading Symbol	DLELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Emerging Markets Local Currency Bond Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$116	1.15%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Emerging Markets Local Currency Bond Fund underperformed the benchmark J.P. Morgan GBI-EM Global Diversified Index return of 4.03% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s overweight to South Africa relative to the benchmark contributed to Fund performance. The Fund’s overweight to Latin America and Indonesia detracted from Fund performance.
POSITIONING
The Fund maintained a shorter duration than that of the benchmark. In terms of regional allocation, the Fund was underweight Asia relative to the benchmark.

Top Contributors
↑	South Africa Allocation

Top Detractors
↓	Latin America Allocation, in Particular Brazil and Mexico
↓	Indonesia Allocation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/28/2019)
Class N (without sales charge)	1.75	2.03	-0.61
J.P. Morgan GBI-EM Global Diversified Index	4.03	2.30	-0.15
Bloomberg Global Aggregate Bond Index	3.04	-1.38	-1.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 12,352,193
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$12,352,193
Number of Holdings	50
Total Advisory Fees Paid	$0
Portfolio Turnover	43%

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	20.3%
AA	5.8%
A	21.0%
BBB	30.9%
BB	19.2%
Other	2.8%

Currency Exposure Breakdown	(% of Net Assets)
Indonesian Rupiah	12.8%
South African Rand	10.8%
Mexican Peso	10.1%
Indian Rupee	9.1%
Brazilian Real	8.1%
Polish Zloty	7.7%
Thai Baht	5.0%
Chinese Yuan Renminbi	4.8%
Czech Koruna	4.6%
Peruvian Nuevo Sol	4.1%
Colombian Peso	3.7%
U.S. Dollar	3.7%
Romanian New Leu	3.6%
Malaysian Ringgit	3.4%
Singapore Dollar	2.5%
Hungarian Forint	2.4%
New Israeli Sheqel	2.1%
Chilean Peso	0.8%
Philippine Peso	0.7%
[38]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class I
Shareholder Report [Line Items]
Fund Name	DoubleLine Income Fund
Class Name	Class I
Trading Symbol	DBLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Income Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Income Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.88% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
All sectors within the Fund generated positive performance. The biggest contributor to Fund performance was non-Agency residential mortgage-backed securities, which experienced a favorable supply-demand dynamic driven by low new issuance and heightened investor demand. Collateralized loan obligations also contributed due to their high interest income and strong investor demand for floating-rate bonds.
POSITIONING
The duration and yield to maturity of the Fund decreased. The target allocations to Agency mortgage-backed securities and commercial mortgage-backed securities increased. The target allocations to non-Agency mortgage-backed securities and collateralized loan obligations decreased. The target allocation to asset-backed securities remained unchanged.

Top Contributors
↑	Non-Agency Residential Mortgage-Backed Securities
↑	Collateralized Loan Obligations

Top Detractors
↓	No Sectors Detracted from Performance, but U.S. Treasuries and Agency Mortgage-Backed Securities were the Laggards

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/03/2019)
Class I (without sales charge)	8.75	5.45	1.35
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	0.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 112,028,634
Holdings Count | $ / shares	217
Advisory Fees Paid, Amount	$ 333,313
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$112,028,634
Number of Holdings	217
Total Advisory Fees Paid	$333,313
Portfolio Turnover	31%
Effective Duration	1.52 years
Weighted Average Life	4.44 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	35.7%
AA	6.0%
A	6.4%
BBB	32.2%
BB	7.1%
B and Below	1.5%
Not Rated	8.2%
Other	2.9%

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	27.6%
Non-Agency Commercial Mortgage Backed Obligations	23.7%
Collateralized Loan Obligations	19.0%
US Government and Agency Mortgage Backed Obligations	16.8%
Asset Backed Obligations	9.8%
Short Term Investments	2.9%
Cash & Other	0.2%
[39]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/
Class N
Shareholder Report [Line Items]
Fund Name	DoubleLine Income Fund
Class Name	Class N
Trading Symbol	DBLNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the DoubleLine Income Fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
Additional Information Phone Number	1 (877) 354-6311
Additional Information Website	https://doubleline.com/fund-documents/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2025, the DoubleLine Income Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.88% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE
All sectors within the Fund generated positive performance. The biggest contributor to Fund performance was non-Agency residential mortgage-backed securities, which experienced a favorable supply-demand dynamic driven by low new issuance and heightened investor demand. Collateralized loan obligations also contributed due to their high interest income and strong investor demand for floating-rate bonds.
POSITIONING
The duration and yield to maturity of the Fund decreased. The target allocations to Agency mortgage-backed securities and commercial mortgage-backed securities increased. The target allocations to non-Agency mortgage-backed securities and collateralized loan obligations decreased. The target allocation to asset-backed securities remained unchanged.

Top Contributors
↑	Non-Agency Residential Mortgage-Backed Securities
↑	Collateralized Loan Obligations

Top Detractors
↓	No Sectors Detracted from Performance, but U.S. Treasuries and Agency Mortgage-Backed Securities were the Laggards

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/03/2019)
Class N (without sales charge)	8.48	5.20	1.11
Bloomberg U.S. Aggregate Bond Index	4.88	-0.40	0.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://doubleline.com/fund-documents/ for more recent performance information.
Net Assets	$ 112,028,634
Holdings Count | $ / shares	217
Advisory Fees Paid, Amount	$ 333,313
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$112,028,634
Number of Holdings	217
Total Advisory Fees Paid	$333,313
Portfolio Turnover	31%
Effective Duration	1.52 years
Weighted Average Life	4.44 years

Holdings [Text Block]

Credit Quality Breakdown*	(% of Net Assets)
AAA	35.7%
AA	6.0%
A	6.4%
BBB	32.2%
BB	7.1%
B and Below	1.5%
Not Rated	8.2%
Other	2.9%

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	27.6%
Non-Agency Commercial Mortgage Backed Obligations	23.7%
Collateralized Loan Obligations	19.0%
US Government and Agency Mortgage Backed Obligations	16.8%
Asset Backed Obligations	9.8%
Short Term Investments	2.9%
Cash & Other	0.2%
[40]
Updated Prospectus Web Address	https://doubleline.com/fund-documents/

[1]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[2]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[3]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[4]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[5]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[6]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[7]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[8]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[9]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[10]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[11]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[12]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[13]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[14]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[15]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[16]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[17]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[18]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[19]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[20]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[21]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[22]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[23]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[24]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[25]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[26]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[27]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[28]
*	The Fund gained exposure to these allocations through the use of swap contracts

[29]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[30]
*	The Fund gained exposure to these allocations through the use of swap contracts

[31]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[32]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[33]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[34]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[35]
*	The Fund gained exposure to these allocations through the use of swap contracts.

[36]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[37]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[38]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[39]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

[40]
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.